Annual Fund Operating Expenses - AZL International Index Fund	Apr. 30, 2021
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.71%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.46%